Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000069244 | QUALCOMM8905785
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069244 | Alphabet8905476
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069244 | Novartis8905122
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069244 | Dell Technologies8905578
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | Alibaba Group Holding8905210
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | Flex8905612
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | Cisco Systems8905547
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | GSK8905195
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | AT&T8905506
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | PetroChina8905225
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069244 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069244 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069244 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069244 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069244 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069244 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069244 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069244 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069244 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069244 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069244 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069244 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000142760 | QUALCOMM8905785
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142760 | Alphabet8905476
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142760 | Novartis8905122
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142760 | Dell Technologies8905578
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | Alibaba Group Holding8905210
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | Flex8905612
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | Cisco Systems8905547
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | GSK8905195
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | AT&T8905506
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | PetroChina8905225
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000142760 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142760 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142760 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142760 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142760 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142760 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142760 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142760 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142760 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%